Future Minimum Base Rents and Lease Payments Future Minimum Rents - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Mar. 31, 2015 USD ($)
Future Minimum Base Rents and Lease Payments Future Minimum Rents [Abstract]
2015 (nine months ending December 31, 2015)	$ 1,063
2016	1,417
2017	1,417
2018	1,417
2019	1,417
Thereafter	49,408
Total	$ 56,139